Right-of-use assets (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Right-of-use assets
Opening amount	SFr 41,578	SFr 330,332
Depreciation charge	(8,048)	(74,014)
Effect of lease modifications		23,940
Disposals		(7,408)
Assets transferred to Neurosterix Pharma Srl		(231,272)
Closing amount	33,530	41,578
Cash outflow for leases	7,306	73,688
Cost
Right-of-use assets
Opening amount	111,642
Closing amount	111,642	111,642
Accumulated depreciation
Right-of-use assets
Opening amount	(70,064)
Closing amount	(78,112)	(70,064)
Properties
Right-of-use assets
Opening amount	41,578	328,524
Depreciation charge	(8,048)	(73,337)
Effect of lease modifications		23,940
Disposals		(7,408)
Assets transferred to Neurosterix Pharma Srl		(230,141)
Closing amount	33,530	41,578
Properties | Cost
Right-of-use assets
Opening amount	111,642
Closing amount	111,642	111,642
Properties | Accumulated depreciation
Right-of-use assets
Opening amount	(70,064)
Closing amount	SFr (78,112)	(70,064)
Equipment
Right-of-use assets
Opening amount		1,808
Depreciation charge		(677)
Assets transferred to Neurosterix Pharma Srl		SFr (1,131)